Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Leasehold improvement	346,732	342,676
Buildings	148,459	148,459
Furniture	14,480	13,618
Office equipment	27,031	26,639
Vehicles	99	99
Total cost of property and equipment	536,801	531,491
Less: Accumulated depreciation	(264,089)	(277,917)
Impairment loss	(41,889)	(36,790)
Add: Foreign exchange differences	252	66
Construction in progress	720	522
Total	231,795	217,372